Unaudited Condensed Statements of Operations (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A Ordinary Shares
Weighted average shares outstanding, diluted	2,528,906	20,000,000	4,095,170	20,000,000	9,879,518	20,000,000
Diluted net (loss) income per share	$ 0.09	$ 0.06	$ 0.26	$ 0.36	$ 0.58	$ 0.43
Class B Ordinary Shares
Weighted average shares outstanding, diluted	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000
Diluted net (loss) income per share	$ (0.06)	$ 0.01	$ (0.14)	$ 0.30	$ 0.58	$ 0.28